Fair Value Disclosures (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	$ 38,730	$ 36,269
Total (losses) gains (realized/unrealized) included in earnings	(2,023)	(1,381)
Net unrealized gains included in stockholder's equity	2,770	1,261
Purchases	3,424	6,788
Sales	(6,609)	(5,444)
Transfers in	3,564	2,151
Transfers out	(12)	(914)
Balance, end of period	39,844	38,730
Fixed maturity securities | Foreign governments
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	535	537
Total (losses) gains (realized/unrealized) included in earnings	0	1
Net unrealized gains included in stockholder's equity	34	(3)
Purchases	0	0
Sales	0	0
Transfers in	0	0
Transfers out	0	0
Balance, end of period	569	535
Fixed maturity securities | Commercial mortgage-backed
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	452	540
Total (losses) gains (realized/unrealized) included in earnings	13	0
Net unrealized gains included in stockholder's equity	1	(15)
Purchases	0	0
Sales	(552)	(73)
Transfers in	724	0
Transfers out	0	0
Balance, end of period	638	452
Fixed maturity securities | Residential mortgage-backed
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	0
Total (losses) gains (realized/unrealized) included in earnings	(4)
Net unrealized gains included in stockholder's equity	48
Purchases	0
Sales	(140)
Transfers in	1,237
Transfers out	0
Balance, end of period	1,141
Fixed maturity securities | Corporate
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	30,706	27,018
Total (losses) gains (realized/unrealized) included in earnings	(115)	(324)
Net unrealized gains included in stockholder's equity	2,678	1,263
Purchases	3,424	6,788
Sales	(5,917)	(5,275)
Transfers in	1,600	2,150
Transfers out	0	(914)
Balance, end of period	32,376	30,706
Equity securities | Non-redeemable preferred stocks
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	10	95
Total (losses) gains (realized/unrealized) included in earnings	0	(6)
Net unrealized gains included in stockholder's equity	9	16
Purchases	0	0
Sales	0	(96)
Transfers in	3	1
Transfers out	(12)	0
Balance, end of period	10	10
Other assets
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	7,027	8,079
Total (losses) gains (realized/unrealized) included in earnings	(1,917)	(1,052)
Net unrealized gains included in stockholder's equity	0	0
Purchases	0	0
Sales	0	0
Transfers in	0	0
Transfers out	0	0
Balance, end of period	$ 5,110	$ 7,027